Long-Term Debts (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Long-Term Debts [Line Items]
Interest expense (in Dollars)	$ 3,847	$ 33,020
Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.89%		0.89%
Long Term Debt [Member] | Minimum [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.38%		0.38%
Long Term Debt [Member] | Maximum [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	2.00%		2.00%